Aug. 01, 2016

SUPPLEMENT DATED MARCH 31, 2017

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PF International Value Fund (the “Fund”) only and will be effective on May 1, 2017. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective May 1, 2017, pursuant to approval by the Fund’s board of trustees, including a majority of independent trustees, at a meeting held on March 22, 2017, Wellington Management Company LLP (“Wellington”) will become the sub-adviser of the PF International Value Fund, replacing J.P. Morgan Investment Management Inc. In order to facilitate this change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by Wellington. PLFA, the investment adviser to the Fund, may begin this transitioning prior to May 1, 2017. PLFA and/or the Fund may retain a transitioning agent in order to minimize the transaction costs associated with the purchase and sale of portfolio holdings in connection with this transition. As described below, certain principal investment strategies and principal risks of the PF International Value Fund will change at that time.

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the first sentence of the first paragraph will be deleted and replaced with the following:

This Fund invests primarily in a diversified portfolio of equity securities of large non-U.S. companies that the sub-adviser believes to be undervalued. The sub-adviser uses a “contrarian value” approach to selecting securities, applying fundamental analysis to identify securities that it believes are undervalued by the market.

Also in the Principal Investment Strategies subsection, the following will be added after the fourth sentence of the first paragraph:

The Fund may also invest in mid-capitalization companies.

Also in the Principal Investment Strategies subsection, the first sentence of the second paragraph will be deleted and replaced with the following:

The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Also in the Principal Investment Strategies subsection, the following will be added as a new third paragraph:

The Fund may invest up to 20% of its assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Also in the Principal Investment Strategies subsection, the last paragraph will be deleted and replaced with the following:

The sub-adviser may sell a holding when it appreciates to a stated target, when there has been a change in the long-term investment outlook, or when other opportunities appear more attractive.

The following will be added to the Principal Risks subsection:

•	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.